Going concern	12 Months Ended
Jun. 30, 2021
Going concern
Going concern
2	Going concern

Introduction

In determining the appropriate basis of preparation of the annual financial statements, the directors are required to consider whether the Sasol Group (Group) can continue in operational existence for the foreseeable future.

Solvency and Liquidity

Solvency

At 30 June 2021, after impairments, the valuations of the Group’s assets indicate that their recoverable amount exceed their carrying values as well as the external debt. The asset base of the Group comprises mainly tangible assets with significant value, reflected in the records of the underlying businesses.

As such, the Board is of the view that given the sufficient headroom in the recoverable amount of the assets over the fair value of the liabilities (including contingent liabilities), the Group is solvent as at 30 June 2021 and at the date of this report.

At 30 June 2021, the balance sheet saw an improvement in the gearing at 61,5% (30 June 2020: 117%) and Net debt: EBITDA of 1,5 times (30 June 2020: 4,3 times) (based on the Revolving Credit facility and US dollar term loan covenant definition), well below the re-instated June 2021 covenant level of 3,0 times. The Group is targeting Net debt: EBITDA to remain within our covenant levels in the foreseeable future. The Group will achieve this through cash generated from operations as well as proceeds from the accelerated asset divestment programme.

Liquidity management

At 30 June 2021, the Group had cash and cash equivalents of R31,0 billion, (30 June 2020: R34,1 billion) and available facilities of R54,7 billion, (30 June 2020: R10,5 billion).

Increased cash generation, through delivery of Sasol’s self-help measures and asset disposals contributed to balance sheet deleveraging and complying with debt covenant levels at 30 June 2021.

Conclusion

The events and conditions described above indicate considerable improvement in the liquidity position of the Group at 30 June 2021 compared to 30 June 2020. Based on the above, the Directors are therefore of the opinion that the going concern assumption is appropriate in the preparation of the consolidated financial statements.